Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Deferred Income Tax

Deferred income tax is broken down by its estimated reversal period as follows:

	2016	2017
Deferred income tax asset:
Reversal expected in the following 12 months	86,990	73,883
Reversal expected after 12 months	340,018	362,814

Total deferred tax asset	427,008	436,697

Deferred income tax liability:
Reversal expected in the following 12 months	(166)	(5,583)
Reversal expected after 12 months	(73,003)	(66,889)

Total deferred tax liability	(73,169)	(72,472)

Deferred income tax asset, net	353,839	364,225

Summary of Gross Movement of Deferred Income Tax Item

The gross movement of the deferred income tax item is as follows:

	2015	2016	2017
Deferred income tax asset, net as of January 1	58,723	48,682	353,839
Credit to income statement (Note 30)	(175)	263,806	42,779
Adjustment for changes in rates of income tax	(2,008)	17,105	1,951
Credit (charge) to other comprehensive income	(7,298)	15,004	—
Tax charged to equity	—	159	—
Acquisition of a subsidiary	—	10,363	(12,340)
Acquisition of joint operation	1,476	—	(16,804)
Other movements	(2,036)	(1,280)	(5,200)

Total as of December 31	48,682	353,839	364,225

Summary of Movements of Deferred Tax Assets and Liabilities

The movement of deferred tax assets and liabilities in the year, without taking into account the offsetting of balances, is as follows:

Deferred income tax liability	Non-taxable income	Difference in depreciation rates	Fair value gains	Work in Process	Difference in depreciation rates of assets leased	Receivables from local Government	Capitalized Financing cost	Purchase price allocation	Others	Total
At January 1, 2015	14,190	36,515	13,732	14,368	10,445	—	—	—	21,534	110,784

(Charge) credit to P&L	—	2,791	15,338	16,393	—	9,986	15,178	—	1,347	61,032
(Charge) credit to OCI	—	—	7,016	—	—	—	—	—	281	7,297
Reclassification of prior years	(14,190)	5,849	(5,402)	(6,038)	(10,445)	15,557	—	—	(11,354)	(26,020)

At December 31, 2015	—	45,155	30,684	24,723	—	25,543	15,178	—	11,808	153,093

(Charge) credit to P&L	—	16,595	13,587	(16,481)	—	3,324	6,240	—	2,619	25,883
(Charge) credit to OCI	—	—	(15,348)	—	—	—	—	—	—	(15,348)
Reclassification of prior years	—	—	(28,923)	—	—	—	—	30,187	(1,264)	—
Adquisition of subsidiary (Adexus)	—	—	—	—	—	—	—	(3,069)	—	(3,069)

At December 31, 2016	—	61,750	—	8,242	—	28,867	21,418	27,118	13,163	160,559

(Charge) credit to P&L	—	104,101	—	(5,712)	—	3,322	(1,473)	(11,780)	(3,724)	84,734
Sale of subsidiary (GMD S.A.)	—	—	—	—	—	—	—	—	(81)	(81)

At December 31, 2017	—	165,851	—	2,530	—	32,189	19,945	15,338	9,358	245,211

Deferred income tax asset	Provisions	Accelerated tax depreciation	Tax losses	Work in Process	Accrual for unpaid vacations	Investments in subsidiaries	Impairment	Tax Goodwill	Other	Total
At January 1, 2015	25,806	23,350	59,036	23,941	16,973	11,769	—	—	8,636	169,511

Charge (credit) to P&L	342	4,076	26,661	18,623	772	(13,832)	—	17,522	4,646	58,810
Adquisition of subsidiary (Coasin)	—	—	—	—	—	—	—	—	—	—
Adquisition of subsidiary (Morelco)	—	—	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—	—	—
Reclassification of prior years	(5,199)	(12,534)	5,615	(19,544)	(2,768)	2,063			5,623	(26,744)

At December 31, 2015	20,949	14,892	91,313	24,103	14,977	1,476	—	17,522	16,463	201,775

Charge (credit) to P&L	84,571	1,489	51,163	(6,489)	(2,005)	(312)	172,052	3,003	3,322	306,794
Charge (credit) to equity	159	—	—	—	—	—	—	—	—	159
Cargo (abono) a ORI	—	—	—	—	—	—	—	—	(343)	(343)
Adquisition of subsidiary (Adexus)	—	—	10,607	—	—	—	—	—	(3,313)	7,294
Others	—	—	—	—	—	(556)	—	—	(724)	(1,280)

At December 31, 2016	105,679	16,381	153,083	17,614	12,972	608	172,052	20,525	15,487	514,398

Charge (credit) to P&L	(12,614)	79,637	(8,555)	21,873	2,166	118	28,593	(112)	18,358	129,464
Charge (credit) to equity	(8,882)	—	—	—	—	0	(7,493)	—	(347)	(16,722)
Reclassification	(30,901)	—	—	—	—	(726)	31,627	—	—	—
Sale of subsidiary (GMD)	(683)	(9,367)	(438)	—	(1,697)	—	—	—	(236)	(12,421)
Others	(160)	—	(1)	—	(1)	—	1	—	(5,123)	(5,284)

At December 31, 2017	52,439	86,651	144,089	39,487	13,440	0	224,780	20,413	28,139	609,435

Worker's Profit Sharing
26	WORKERS’ PROFIT SHARING

Worker’s profit sharing is broken down in the income statement as of December 31 as follows:

	2015	2016	2017
Cost of sales of goods and services	27,618	15,234	6,531
Administrative expenses	7,263	1,297	7,562

	34,881	16,531	14,093

Summary of Worker's Profit Sharing

Worker’s profit sharing is broken down in the income statement as of December 31 as follows:

	2015	2016	2017
Cost of sales of goods and services	27,618	15,234	6,531
Administrative expenses	7,263	1,297	7,562

	34,881	16,531	14,093